Accumulated Other Comprehensive Income ("AOCI")	9 Months Ended
Mar. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (AOCI)
Accumulated Other Comprehensive Income ("AOCI")
Comprehensive income is a measure of income that includes both net earnings and other comprehensive (loss) income. Other comprehensive (loss) income results from items deferred on the consolidated and combined balance sheets in stockholders' equity. The Company's other comprehensive (loss) income for the three and nine months ended March 31, 2015 and 2014 and AOCI balances as of March 31, 2015 and June 30, 2014 were comprised solely of currency translation adjustments. Other comprehensive (loss) income was $(23.2) million and $6.4 million for the three months ended March 31, 2015 and 2014, respectively, and was $(40.1) million and $30.4 million for the nine months ended March 31, 2015 and 2014, respectively. The accumulated balances reported in AOCI on the consolidated and combined balance sheets for currency translation adjustments were $45.6 million and $85.7 million as of March 31, 2015 and June 30, 2014, respectively.